SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid expenses and deposits	$ 213,888	$ 238,467	$ 304,127
Prepaid expenses, other			2,569
Prepaid expenses, production deposit			188,385
Prepaid expenses, rent deposit			15,125
Other current assets			29,386
Prepaid expenses and other current assets	$ 213,888	$ 238,467	$ 539,592